UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4805
Van Kampen Equity Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 3/31
Date of reporting period: 12/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Leaders Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value
Investment Companies 99.3%
Affiliated Funds 99.3%
Van Kampen Comstock Fund, Class I	5,359,736	$73,964,364
Van Kampen Equity and Income Fund, Class I	9,497,361	73,984,442
Van Kampen International Growth Fund, Class I (a)	4,607,811	74,001,451

Total Long-Term Investments 99.3%
(Cost $244,628,079)		221,950,257

Repurchase Agreements 1.0%
Banc of America Securities ($834,481 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $834,481)		834,481
JPMorgan Chase & Co. ($1,352,301 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $1,352,301)		1,352,301
State Street Bank & Trust Co. ($28,218 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $28,218)		28,218

Total Repurchase Agreements 1.0%
(Cost $2,215,000)		2,215,000

Total Investments 100.3%
(Cost $246,843,079)		224,165,257

Liabilities in Excess of Other Assets (0.3%)		(592,701)

Net Assets 100.0%		$223,572,556

Percentages are calculated as a percentage of net assets.

Van Kampen Leaders Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
(a)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2009, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held
Van Kampen International Growth Fund, Class I	7.42%
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Leaders Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total
Investments in an Asset Position
Investment Companies
Affiliated Funds	$221,950,257	$—	$—	$221,950,257
Repurchase Agreements	—	2,215,000	—	2,215,000

Total Investments in an Asset Position	$221,950,257	$2,215,000	$—	$224,165,257

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 84.8%
Advertising 0.3%
Groupe Aeroplan, Inc. (Canada)	485,166	$5,051,831

Air Freight & Logistics 4.1%
C.H. Robinson Worldwide, Inc.	589,149	34,600,721
Expeditors International of Washington, Inc.	1,222,244	42,448,534

		77,049,255

Application Software 4.9%
Autodesk, Inc. (a)	1,015,470	25,803,093
Salesforce.com, Inc. (a)	894,257	65,969,339

		91,772,432

Asset Management & Custody Banks 1.5%
T. Rowe Price Group, Inc.	511,799	27,253,297

Broadcasting & Cable TV 1.0%
Discovery Communications, Inc., Class C (a)	742,350	19,687,122

Casinos & Gaming 3.7%
Las Vegas Sands Corp. (a)	1,492,565	22,298,921
Wynn Resorts Ltd. (a)	799,279	46,542,016

		68,840,937

Communications Equipment 1.1%
Palm, Inc. (a)	2,142,108	21,506,764

Computer Hardware 2.2%
Teradata Corp. (a)	1,338,044	42,054,723

Construction Materials 2.6%
Martin Marietta Materials, Inc.	444,912	39,779,582
Texas Industries, Inc.	278,466	9,743,525

		49,523,107

Consumer Finance 2.2%
Redecard SA (Brazil)	2,523,195	41,576,694

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value
Data Processing & Outsourcing Services 2.6%
Verisk Analytics, Inc., Class A (a)	1,627,425	$49,278,429

Department Stores 1.0%
Sears Holdings Corp. (a)	217,569	18,156,133

Distributors 2.2%
Li & Fung Ltd. (Bermuda)	10,135,939	41,714,246

Diversified Commercial & Professional Services 1.6%
Corporate Executive Board Co.	135,500	3,092,110
IHS, Inc., Class A (a)	495,889	27,179,676

		30,271,786

Diversified Metals & Mining 1.3%
Intrepid Potash, Inc. (a)	823,144	24,011,111

Education Services 2.2%
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)	271,766	20,548,227
Strayer Education, Inc.	94,558	20,092,630

		40,640,857

Environmental & Facilities Services 1.0%
Covanta Holding Corp. (a)	992,242	17,949,658

Health Care Equipment 3.4%
Gen-Probe, Inc. (a)	843,835	36,200,522
Intuitive Surgical, Inc. (a)	91,173	27,654,594

		63,855,116

Homebuilding 3.0%
Gafisa SA — ADR (Brazil)	819,503	26,519,117
NVR, Inc. (a)	40,833	29,020,422

		55,539,539

Hotels, Resorts & Cruise Lines 3.3%
Ctrip.com International Ltd. — ADR (Cayman Islands) (a)	852,213	61,240,026

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value
Human Resource & Employment Services 0.8%
Monster Worldwide, Inc. (a)	889,402	$15,475,595

Internet Retail 4.8%
Netflix, Inc. (a)	266,958	14,720,064
Priceline.com, Inc. (a)	343,803	75,120,956

		89,841,020

Internet Software & Services 9.0%
Akamai Technologies, Inc. (a)	1,392,286	35,266,604
Alibaba.com Ltd. (Cayman Islands)	15,764,900	36,237,156
Baidu, Inc. — ADR (Cayman Islands) (a)	177,184	72,863,376
Equinix, Inc. (a)	229,110	24,320,027

		168,687,163

Investment Banking & Brokerage 1.3%
Greenhill & Co., Inc.	306,587	24,600,541

Life Sciences Tools & Services 3.9%
Illumina, Inc. (a)	1,472,079	45,119,222
Techne Corp.	415,588	28,492,713

		73,611,935

Multi-Sector Holdings 0.8%
Leucadia National Corp. (a)	612,366	14,568,187

Oil & Gas Exploration & Production 7.4%
PetroHawk Energy Corp. (a)	592,045	14,203,160
Range Resources Corp.	1,008,250	50,261,262
Ultra Petroleum Corp. (Canada) (a)	1,491,697	74,376,012

		138,840,434

Pharmaceuticals 1.3%
Allergan, Inc.	390,922	24,631,995

Publishing 0.5%
Morningstar, Inc. (a)	196,662	9,506,641

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value
Restaurants 1.6%
Starbucks Corp. (a)	1,339,733	$30,894,243

Specialized Finance 3.3%
IntercontinentalExchange, Inc. (a)	283,020	31,783,146
Moody’s Corp.	459,506	12,314,761
MSCI, Inc., Class A (a)	544,572	17,317,389

		61,415,296

Specialty Chemicals 3.3%
Nalco Holding Co.	1,446,688	36,905,011
Rockwood Holdings, Inc. (a)	1,030,042	24,267,789

		61,172,800

Systems Software 0.9%
Rovi Corp. (a)	529,616	16,878,862

Wireless Telecommunication Services 0.7%
Millicom International Cellular SA (Luxembourg) (a)	173,399	12,791,644

Total Common Stocks 84.8%		1,589,889,419

Convertible Preferred Stocks 1.1%
Pharmaceuticals 1.1%
Ironwood Pharmaceuticals, Inc. (Acquired 09/11/08, Cost $10,733,208) (a)(b)(c)(d)	894,434	19,677,548

Total Long-Term Investments 85.9%
(Cost $1,440,424,762)		1,609,566,967

Repurchase Agreements 14.3%
Banc of America Securities ($101,151,846 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $101,151,958)		101,151,846
JPMorgan Chase & Co. ($163,919,658 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $163,919,658)		163,919,658

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Description	Value
Repurchase Agreements (continued)
State Street Bank & Trust Co. ($3,420,496 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $3,420,496)	$3,420,496

Total Repurchase Agreements 14.3%
(Cost $268,492,000)	268,492,000

Total Investments 100.2%
(Cost $1,708,916,762)	1,878,058,967

Foreign Currency 0.0%
(Cost $63)	63

Liabilities in Excess of Other Assets (0.2%)	(3,728,058)

Net Assets 100.0%	$1,874,330,972

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Exchange have been value at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $119,528,096.
(a)	Non-income producing security.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.1% of net assets.

(d)	Security has been deemed illiquid.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices.

Van Kampen Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued
For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC820) (formerly known as FAS157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Advertising	$5,051,831	$—	$—	$5,051,831
Air Freight & Logistics	77,049,255	—	—	77,049,255
Application Software	91,772,432	—	—	91,772,432
Asset Management & Custody Banks	27,253,297	—	—	27,253,297
Broadcasting & Cable TV	19,687,122	—	—	19,687,122
Casinos & Gaming	68,840,937	—	—	68,840,937
Communications Equipment	21,506,764	—	—	21,506,764
Computer Hardware	42,054,723	—	—	42,054,723
Construction Materials	49,523,107	—	—	49,523,107
Consumer Finance	—	41,576,694	—	41,576,694
Data Processing & Outsource	49,278,429	—	—	49,278,429
Department Stores	18,156,133	—	—	18,156,133
Distributors	—	41,714,246	—	41,714,246
Diversified Commercial & Professional Services	30,271,786	—	—	30,271,786
Diversified Metals & Mining	24,011,111	—	—	24,011,111
Education Services	40,640,857	—	—	40,640,857
Environmental & Facilities Services	17,949,658	—	—	17,949,658
Health Care Equipment	63,855,116	—	—	63,855,116
Homebuilding	55,539,539	—	—	55,539,539
Hotels, Resorts & Cruise Lines	61,240,026	—	—	61,240,026
Human Resource & Employment Services	15,475,595	—	—	15,475,595
Internet Retail	89,841,020	—	—	89,841,020

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Internet Software & Services	$132,450,007	$36,237,156	$—	$168,687,163
Investment Banking & Brokerage	24,600,541	—	—	24,600,541
Life Sciences Tools & Services	73,611,935	—	—	73,611,935
Multi-Sector Holdings	14,568,187	—	—	14,568,187
Oil & Gas Exploration & Production	138,840,434	—	—	138,840,434
Pharmaceuticals	24,631,995	—	—	24,631,995
Publishing	9,506,641	—	—	9,506,641
Restaurants	30,894,243	—	—	30,894,243
Specialized Finance	61,415,296	—	—	61,415,296
Specialty Chemicals	61,172,800	—	—	61,172,800
Systems Software	16,878,862	—	—	16,878,862
Wireless Telecommunication Services	12,791,644	—	—	12,791,644
Convertible Preferred Stocks
Pharmaceuticals	—	—	19,677,548	19,677,548
Repurchase Agreements	—	268,492,000	—	268,492,000

Total Investments in an Asset Position	$1,470,361,323	$388,020,096	$19,677,548	$1,878,058,967

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Convertible
Preferred Stocks
Balance as of 9/30/2009	$10,733,208
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation	8,944,340
Net purchases/sales	—
Net transfers in and/or out of Level 3	—

Balance as of 12/31/09	$19,677,548

Net change in unrealized appreciation/depreciation from investment still held as of 12/31/09	$8,944,340

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.3%
Advertising 0.6%
National CineMedia, Inc.	354,700	$5,877,379

Aerospace & Defense 0.5%
Stanley, Inc. (a)	197,370	5,409,912

Apparel, Accessories & Luxury Goods 2.4%
G-III Apparel Group Ltd. (a)	384,900	8,340,783
Maidenform Brands, Inc. (a)	480,100	8,012,869
Warnaco Group, Inc. (a)	194,300	8,197,517

		24,551,169

Apparel Retail 1.3%
Foot Locker, Inc.	555,200	6,184,928
Gymboree Corp. (a)	155,400	6,758,346

		12,943,274

Application Software 6.8%
Blackboard, Inc. (a)	193,900	8,801,121
Bottomline Technologies, Inc. (a)	431,800	7,586,726
Informatica Corp. (a)	384,900	9,953,514
Longtop Financial Technologies Ltd. — ADR (Cayman Islands) (a)	201,900	7,474,338
Net 1 UEPS Technologies, Inc. (a)	408,900	7,940,838
Nuance Communications, Inc. (a)	506,100	7,864,794
Solera Holdings, Inc.	236,100	8,501,961
Sonic Solutions, Inc. (a)	268,000	3,170,440
TIBCO Software, Inc. (a)	780,200	7,513,326

		68,807,058

Asset Management & Custody Banks 0.8%
Affiliated Managers Group, Inc. (a)	119,700	8,061,795

Auto Parts & Equipment 0.7%
TRW Automotive Holdings Corp. (a)	310,500	7,414,740

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Biotechnology 3.3%
Exelixis, Inc. (a)	253,354	$1,867,219
Human Genome Sciences, Inc. (a)	265,900	8,136,540
Incyte Corp. Ltd.(a)	641,600	5,844,976
Orexigen Therapeutics, Inc. (a)	584,000	4,344,960
Regeneron Pharmaceuticals, Inc. (a)	275,900	6,671,262
United Therapeutics Corp. (a)	116,700	6,144,255

		33,009,212

Broadcasting & Cable TV 0.5%
TiVo, Inc. (a)	545,900	5,557,262

Building Products 0.7%
Owens Corning (a)	291,800	7,481,752

Casinos & Gaming 1.2%
Bally Technologies, Inc. (a)	182,300	7,527,167
Melco PBL Entertainment Ltd. — ADR (Cayman Islands) (a)	1,241,400	4,183,518

		11,710,685

Communications Equipment 2.6%
DG FastChannel, Inc. (a)	195,200	5,451,936
F5 Networks, Inc. (a)	147,900	7,835,742
NICE Systems Ltd. — ADR (Israel) (a)	244,000	7,573,760
Polycom, Inc. (a)	234,200	5,847,974

		26,709,412

Computer & Electronics Retail 0.8%
RadioShack Corp.	430,000	8,385,000

Computer Storage & Peripherals 0.8%
QLogic Corp. (a)	438,000	8,265,060

Construction & Engineering 0.8%
Orion Marine Group, Inc. (a)	368,700	7,764,822

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Data Processing & Outsourced Services 1.1%
CyberSource Corp. (a)	284,600	$5,723,306
Global Cash Access Holdings, Inc. (a)	694,400	5,201,056

		10,924,362

Distributors 1.0%
LKQ Corp. (a)	518,700	10,161,333

Diversified Chemicals 0.6%
Solutia, Inc. (a)	441,500	5,607,050

Diversified Commercial & Professional Services 0.8%
Geo Group, Inc. (a)	352,000	7,701,760

Electric Utilities 0.8%
ITC Holdings Corp.	158,600	8,261,474

Electrical Components & Equipment 1.6%
EnerSys (a)	355,800	7,781,346
Fushi Copperweld, Inc. (a)	291,300	2,947,956
Polypore International, Inc. (a)	461,100	5,487,090

		16,216,392

Electronic Equipment Manufacturers 0.8%
Cogent, Inc. (a)	748,818	7,780,219

Electronic Manufacturing Services 1.4%
Multi-Fineline Electronix, Inc. (a)	224,500	6,369,065
Plexus Corp. (a)	262,600	7,484,100

		13,853,165

Environmental & Facilities Services 2.3%
Clean Harbors, Inc. (a)	129,828	7,739,047
IESI-BFC Ltd. (Canada)	469,900	7,527,798
Waste Connections, Inc. (a)	246,000	8,201,640

		23,468,485

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Fertilizers & Agricultural Chemicals 0.6%
Scotts Miracle-Gro Co., Class A	167,500	$6,584,425

Footwear 0.8%
Steven Madden Ltd. (a)	193,900	7,996,436

General Merchandise Stores 1.6%
Big Lots, Inc. (a)	285,700	8,279,586
Dollar Tree, Inc. (a)	154,400	7,457,520

		15,737,106

Health Care Distributors 1.1%
PSS World Medical, Inc. (a)	481,470	10,866,778

Health Care Equipment 2.2%
EV3, Inc. (a)	417,700	5,572,118
Insulet Corp. (a)	281,800	4,024,104
Thoratec Corp. (a)	173,100	4,659,852
Volcano Corp. (a)	457,500	7,951,350

		22,207,424

Health Care Facilities 0.7%
HealthSouth Corp. (a)	391,300	7,344,701

Health Care Services 5.1%
Amedisys, Inc. (a)	130,700	6,346,792
Emergency Medical Services Corp., Class A (a)	163,600	8,858,940
Genoptix, Inc. (a)	230,300	8,182,559
Gentiva Health Services, Inc. (a)	322,100	8,699,921
HMS Holdings Corp. (a)	180,100	8,769,069
IPC Hospitalist Co., Inc. (a)	166,800	5,546,100
RehabCare Group, Inc. (a)	178,900	5,443,927

		51,847,308

Health Care Supplies 1.7%
Cooper Cos., Inc.	227,600	8,676,112

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Supplies (continued)
Haemonetics Corp. (a)	149,800	$8,261,470

		16,937,582

Health Care Technology 1.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	357,700	7,236,271
SXC Health Solutions Corp. (Canada) (a)	157,000	8,470,150

		15,706,421

Healthcare 0.9%
Brookdale Senior Living, Inc. (a)	487,100	8,860,349

Household Products 0.5%
Central Garden & Pet Co., Class A (a)	501,800	4,987,892

Human Resource & Employment Services 1.0%
Watson Wyatt Worldwide, Inc., Class A (a)	218,000	10,359,360

Industrial Machinery 0.7%
Chart Industries, Inc. (a)	420,600	6,960,930

Internet Retail 0.8%
GSI Commerce, Inc. (a)	300,700	7,634,773

Internet Software & Services 3.4%
AsiaInfo Holdings, Inc. (a)	246,600	7,513,902
Equinix, Inc. (a)	70,800	7,515,420
Rackspace Hosting, Inc. (a)	360,900	7,524,765
SonicWALL, Inc. (a)	659,900	5,021,839
VistaPrint NV (Netherlands) (a)	121,900	6,906,854

		34,482,780

Investment Banking & Brokerage 0.9%
Stifel Financial Corp. (a)	148,500	8,797,140

IT Consulting & Other Services 1.9%
Lender Processing Services, Inc.	166,700	6,778,022
Sapient Corp. (a)	700,900	5,796,443

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

IT Consulting & Other Services (continued)
Telvent GIT SA (SPAIN)	157,600	$6,143,248

		18,717,713

Life Sciences Tools & Services 1.5%
AMAG Pharmaceuticals, Inc. (a)	183,100	6,963,293
Bruker Corp. (a)	639,500	7,712,370

		14,675,663

Managed Health Care 0.7%
WellCare Health Plans, Inc. (a)	199,600	7,337,296

Marine 0.8%
Kirby Corp. (a)	245,500	8,550,765

Marine Ports & Services 0.9%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	320,400	8,804,592

Metal & Glass Containers 0.9%
Greif, Inc., Class A	161,900	8,739,362

Oil & Gas Equipment & Services 3.1%
Core Laboratories NV (Netherlands)	66,000	7,795,920
Dril Quip, Inc. (a)	132,900	7,506,192
Oil States International, Inc. (a)	220,300	8,655,587
Willbros Group, Inc. (a)	421,300	7,107,331

		31,065,030

Oil & Gas Exploration & Production 3.1%
Arena Resources, Inc. (a)	176,700	7,619,304
Carrizo Oil & Gas, Inc. (a)	298,100	7,896,669
Concho Resources, Inc. (a)	176,200	7,911,380
Whiting Petroleum Corp. (a)	113,538	8,112,290

		31,539,643

Oil & Gas Refining & Marketing 1.0%
World Fuel Services Corp.	380,800	10,201,632

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Packaged Foods & Meats 1.2%
Chiquita Brands International, Inc. (a)	318,217	$5,740,635
Diamond Foods, Inc.	175,001	6,219,535

		11,960,170

Paper Packaging 1.3%
Packaging Corp. of America	243,600	5,605,236
Rock-Tenn Co., Class A	148,700	7,495,967

		13,101,203

Paper Products 0.4%
Domtar Corp. (a)	82,500	4,571,325

Pharmaceuticals 2.4%
Impax Laboratories, Inc. (a)	558,500	7,595,600
MAP Pharmaceuticals, Inc. (a)	240,100	2,288,153
Medicis Pharmaceutical Corp., Class A	229,700	6,213,385
Salix Pharmaceuticals Ltd. (a)	311,400	7,909,560

		24,006,698

Property & Casualty Insurance 1.9%
Aspen Insurance Holdings Ltd. (Bermuda)	370,800	9,436,860
ProAssurance Corp. (a)	174,400	9,367,024

		18,803,884

Regional Banks 1.2%
First Horizon National Corp. (a)	379,004	5,078,659
SVB Financial Group (a)	181,600	7,570,904

		12,649,563

Reinsurance 0.7%
Endurance Specialty Holdings Ltd. (Bermuda)	203,600	7,580,028

Research & Consulting Services 0.8%
Verisk Analytics, Inc., Class A (a)	252,600	7,648,728

Restaurants 0.5%
Jack in the Box, Inc. (a)	259,100	5,096,497

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Security & Alarm Services 0.8%
Brink’s Home Security Holdings, Inc. (a)	250,700	$8,182,848

Semiconductor Equipment 1.6%
Varian Semiconductor Equipment Associates, Inc. (a)	223,000	8,001,240
Veeco Instruments, Inc. (a)	255,300	8,435,112

		16,436,352

Semiconductors 3.2%
ARM Holdings PLC — ADR (United Kingdom)	905,000	7,746,800
Atheros Communications (a)	234,900	8,042,976
Microsemi Corp. (a)	441,200	7,831,300
Netlogic Microsystems, Inc. (a)	181,000	8,373,060

		31,994,136

Soft Drinks 0.5%
Hansen Natural Corp. (a)	137,000	5,260,800

Specialty Chemicals 1.5%
Cytec Industries, Inc.	210,100	7,651,842
Nalco Holding Co.	297,000	7,576,470

		15,228,312

Specialty Stores 0.9%
Tractor Supply Co. (a)	166,100	8,796,656

Systems Software 2.6%
CommVault Systems, Inc. (a)	241,200	5,714,028
MICROS Systems, Inc. (a)	119,400	3,704,982
Sybase, Inc. (a)	197,200	8,558,480
TeleCommunication Systems, Inc., Class A (a)	820,622	7,943,621

		25,921,111

Trucking 0.8%
Landstar System, Inc.	220,200	8,537,154

Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A (a)	224,500	7,668,920

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services (continued)
Syniverse Holdings, Inc. (a)	316,600	$5,534,168

		13,203,088

Total Common Stocks 95.3%		961,844,426

Investment Companies 1.5%
iShares Russell 2000 Growth Index Fund	109,500	7,453,665
iShares Russell 2000 Index Fund	119,300	7,427,618

Total Investment Companies 1.5%		14,881,283

Total Long-Term Investments 96.8%
(Cost $843,530,848)		976,725,709

Repurchase Agreements 3.6%
Banc of America Securities ($13,687,741 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $13,687,756)		13,687,741
JPMorgan Chase & Co. ($22,181,402 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $22,181,402)		22,181,402
State Street Bank & Trust Co. ($462,857 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $462,857)		462,857

Total Repurchase Agreements 3.6%
(Cost $36,332,000)		36,332,000

Total Investments 100.4%
(Cost $879,862,848)		1,013,057,709

Liabilities in Excess of Other Assets (0.4%)		(4,052,631)

Net Assets 100.0%		$1,009,005,078

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR — American Depositary Receipt

Van Kampen Small Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks and Investment Companies
Advertising	$5,877,379	$—	$—	$5,877,379
Aerospace & Defense	5,409,912	—	—	5,409,912
Apparel Retail	12,943,274	—	—	12,943,274
Apparel, Accessories & Luxury Goods	24,551,169	—	—	24,551,169

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Application Software	$68,807,058	—	—	$68,807,058
Asset Management & Custody Banks	8,061,795	—	—	8,061,795
Auto Parts & Equipment	7,414,740	—	—	7,414,740
Biotechnology	33,009,212	—	—	33,009,212
Broadcasting & Cable TV	5,557,262	—	—	5,557,262
Building Products	7,481,752	—	—	7,481,752
Casinos & Gaming	11,710,685	—	—	11,710,685
Communications Equipment	26,709,412	—	—	26,709,412
Computer & Electronics Retail	8,385,000	—	—	8,385,000
Computer Storage & Peripherals	8,265,060	—	—	8,265,060
Construction & Engineering	7,764,822	—	—	7,764,822
Data Processing & Outsourced Services	10,924,362	—	—	10,924,362
Distributors	10,161,333	—	—	10,161,333
Diversified Chemicals	5,607,050	—	—	5,607,050
Diversified Commercial & Professional Services	7,701,760	—	—	7,701,760
Electric Utilities	8,261,474	—	—	8,261,474
Electrical Components & Equipment	16,216,392	—	—	16,216,392
Electronic Equipment Manufacturers	7,780,219	—	—	7,780,219
Electronic Manufacturing Services	13,853,165	—	—	13,853,165
Environmental & Facilities Services	23,468,485	—	—	23,468,485
Fertilizers & Agricultural Chemicals	6,584,425	—	—	6,584,425
Footwear	7,996,436	—	—	7,996,436
General Merchandise Stores	15,737,106	—	—	15,737,106
Health Care Distributors	10,866,778	—	—	10,866,778
Health Care Equipment	22,207,424	—	—	22,207,424
Health Care Facilities	7,344,701	—	—	7,344,701
Health Care Services	51,847,308	—	—	51,847,308
Health Care Supplies	16,937,582	—	—	16,937,582
Health Care Technology	15,706,421	—	—	15,706,421
Healthcare	8,860,349	—	—	8,860,349
Household Products	4,987,892	—	—	4,987,892
Human Resource & Employment Services	10,359,360	—	—	10,359,360
Industrial Machinery	6,960,930	—	—	6,960,930
Internet Retail	7,634,773	—	—	7,634,773
Internet Software & Services	34,482,780	—	—	34,482,780
Investment Banking & Brokerage	8,797,140	—	—	8,797,140
Investment Companies	14,881,283	—	—	14,881,283
IT Consulting & Other Services	18,717,713	—	—	18,717,713
Life Sciences Tools & Services	14,675,663	—	—	14,675,663
Managed Health Care	7,337,296	—	—	7,337,296
Marine	8,550,765	—	—	8,550,765
Marine Ports & Services	8,804,592	—	—	8,804,592
Metal & Glass Containers	8,739,362	—	—	8,739,362
Oil & Gas Equipment & Services	31,065,030	—	—	31,065,030
Oil & Gas Exploration & Production	31,539,643	—	—	31,539,643
Oil & Gas Refining & Marketing	10,201,632	—	—	10,201,632
Packaged Foods & Meats	11,960,170	—	—	11,960,170
Paper Packaging	13,101,203	—	—	13,101,203
Paper Products	4,571,325	—	—	4,571,325
Pharmaceuticals	24,006,698	—	—	24,006,698
Property & Casualty Insurance	18,803,884	—	—	18,803,884
Regional Banks	12,649,563	—	—	12,649,563
Reinsurance	7,580,028	—	—	7,580,028
Research & Consulting Services	7,648,728	—	—	7,648,728
Restaurants	5,096,497	—	—	5,096,497
Security & Alarm Services	8,182,848	—	—	8,182,848
Semiconductor Equipment	16,436,352	—	—	16,436,352
Semiconductors	31,994,136	—	—	31,994,136
Soft Drinks	5,260,800	—	—	5,260,800
Specialty Chemicals	15,228,312	—	—	15,228,312
Specialty Stores	8,796,656	—	—	8,796,656
Systems Software	25,921,111	—	—	25,921,111
Trucking	8,537,154	—	—	8,537,154
Wireless Telecommunication Services	13,203,088	—	—	13,203,088
Repurchase Agreements	—	36,332,000	—	36,332,000

Total Investments in an Asset Position	$976,725,709	$36,332,000	$—	$1,013,057,709

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.3%
Advertising 1.2%
Arbitron, Inc.	380,600	$8,913,652

Aerospace & Defense 7.9%
AAR Corp. (a)	980,190	22,524,766
AerCap Holdings N.V. (Netherlands) (a)	1,895,640	17,174,498
HEICO Corp., Class A	59,800	2,150,408
Moog, Inc., Class A (a)	330,000	9,645,900
Spirit AeroSystems Holdings, Inc., Class A (a)	390,500	7,755,330

		59,250,902

Agricultural Products 2.2%
Corn Products International, Inc.	560,800	16,392,184

Air Freight & Logistics 2.4%
Forward Air Corp.	375,900	9,416,295
UTI Worldwide, Inc. (British Virgin Islands)	596,100	8,536,152

		17,952,447

Apparel, Accessories & Luxury Goods 1.0%
Maidenform Brands, Inc. (a)	443,390	7,400,179

Apparel Retail 0.8%
Stage Stores, Inc.	494,725	6,114,801

Application Software 1.2%
Informatica Corp. (a)	335,400	8,673,444

Building Products 0.4%
Quanex Building Products Corp.	155,100	2,632,047

Communications Equipment 2.4%
ADTRAN, Inc.	347,500	7,836,125
Tekelec (a)	674,076	10,299,881

		18,136,006

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Construction & Engineering 2.8%
Aecom Technology Corp. (a)	197,800	$5,439,500
Orion Marine Group, Inc. (a)	277,460	5,843,308
Stantec, Inc. (Canada) (a)	348,800	10,034,976

		21,317,784

Data Processing & Outsourced Services 1.0%
Broadridge Financial Solutions, Inc.	315,400	7,115,424

Diversified Commercial & Professional Services 1.1%
Brink’s Co.	351,200	8,548,208

Diversified Metals & Mining 0.7%
Amcol International Corp.	193,400	5,496,428

Electric Utilities 1.2%
ALLETE, Inc.	263,800	8,620,984

Electrical Components & Equipment 1.0%
Polypore International, Inc. (a)	654,961	7,794,036

Electronic Equipment Manufacturers 2.7%
Checkpoint Systems, Inc. (a)	780,400	11,901,100
Rogers Corp. (a)	266,039	8,063,642

		19,964,742

Electronic Manufacturing Services 0.7%
Methode Electronics, Inc.	632,100	5,486,628

Gas Utilities 0.9%
UGI Corp.	270,900	6,553,071

Health Care Distributors 2.1%
PharMerica Corp. (a)	995,424	15,807,333

Health Care Equipment 0.6%
Hill-Rom Holdings, Inc.	200,900	4,819,591

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Facilities 3.3%
HEALTHSOUTH Corp. (a)	1,335,900	$25,074,843

Health Care Services 1.1%
ICON PLC — ADR (Ireland) (a)	390,000	8,474,700

Household Appliances 0.9%
Snap-On, Inc.	158,000	6,677,080

Household Products 1.6%
Central Garden & Pet Co. (a)	682,086	7,298,320
Central Garden & Pet Co., Class A (a)	451,819	4,491,081

		11,789,401

Industrial Machinery 0.6%
John Bean Technologies Corp.	278,900	4,744,089

IT Consulting & Other Services 7.5%
Acxiom Corp. (a)	959,831	12,880,932
Gartner, Inc. (a)	477,700	8,617,708
MAXIMUS, Inc.	615,763	30,788,150
Ness Technologies, Inc. (a)	802,700	3,933,230

		56,220,020

Leisure Products 1.0%
Polaris Industries, Inc.	174,700	7,622,161

Life & Health Insurance 1.8%
Conseco, Inc. (a)	2,751,100	13,755,500

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	115,157	11,108,044

Metal & Glass Containers 2.2%
Pactiv Corp. (a)	338,000	8,159,320
Silgan Holdings, Inc.	141,900	8,213,172

		16,372,492

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Multi-Utilities 1.2%
Avista Corp.	427,500	$9,229,725

Office Electronics 1.2%
Zebra Technologies Corp., Class A (a)	322,416	9,143,718

Oil & Gas Equipment & Services 2.0%
Exterran Holdings, Inc. (a)	297,193	6,374,790
Superior Energy Services, Inc. (a)	338,820	8,229,938

		14,604,728

Paper Packaging 1.5%
Rock-Tenn Co., Class A	223,600	11,271,676

Personal Products 2.0%
NBTY, Inc. (a)	335,800	14,620,732

Pharmaceuticals 2.3%
Perrigo Co.	430,955	17,169,247

Property & Casualty Insurance 6.4%
AmTrust Financial Services, Inc.	625,100	7,388,682
Argo Group International Holdings Ltd. (Bermuda) (a)	411,200	11,982,368
Employers Holdings, Inc.	714,100	10,954,294
ProAssurance Corp. (a)	325,199	17,466,438

		47,791,782

Publishing 0.8%
Dolan Media Co. (a)	556,200	5,678,802

Real Estate Development 1.0%
Forestar Group, Inc. (a)	351,396	7,723,684

Regional Banks 1.7%
MB Financial, Inc.	353,210	6,965,301
Northwest Bancshares, Inc.	509,825	5,771,219

		12,736,520

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Reinsurance 5.3%
Max Capital Group Ltd. (Bermuda)	633,100	$14,118,130
Platinum Underwriters Holdings Ltd. (Bermuda)	402,300	15,404,067
Reinsurance Group of America, Inc.	184,200	8,777,130
Validus Holdings Ltd. (Bermuda)	41,500	1,118,010

		39,417,337

Restaurants 1.5%
AFC Enterprises, Inc. (a)	570,677	4,656,724
Denny’s Corp. (a)	3,024,030	6,622,626

		11,279,350

Security & Alarm Services 0.8%
Brink’s Home Security Holdings, Inc. (a)	185,000	6,038,400

Semiconductors 1.2%
Microsemi Corp. (a)	517,700	9,189,175

Soft Drinks 0.8%
Cott Corp. (Canada) (a)	720,500	5,908,100

Specialized REIT’s 1.6%
Potlatch Corp.	376,800	12,012,384

Specialty Chemicals 2.5%
Cytec Industries, Inc.	51,100	1,861,062
Zep, Inc.	966,299	16,736,299

		18,597,361

Thrifts & Mortgage Finance 1.5%
First Niagara Financial Group, Inc.	416,400	5,792,124
Provident New York Bancorp	668,265	5,640,157

		11,432,281

Wireless Telecommunication Services 2.2%
Syniverse Holdings, Inc. (a)	948,000	16,571,040

Total Common Stocks 93.3%		699,244,263

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Description	Value

Convertible Corporate Obligations 0.9%
Application Software 0.9%
Epicor Software Corp. ($8,028,000 par, 2.375% coupon, maturing 05/15/27)	$6,843,870

Total Long-Term Investments 94.2% (Cost $606,230,506)	706,088,133

Repurchase Agreements 4.8%
Banc of America Securities ($13,500,501 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $13,500,516)	13,500,501
JPMorgan Chase & Co. ($21,877,974 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $21,877,974)	21,877,974
State Street Bank & Trust Co. ($456,525 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $456,525)	456,525

Total Repurchase Agreements 4.8% (Cost $35,835,000)	35,835,000

Total Investments 99.0% (Cost $642,065,506)	741,923,133

Other Assets in Excess of Liabilities 1.0%	7,716,461

Net Assets 100.0%	$749,639,594

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR	— American Depositary Receipt

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Advertising	$8,913,652	$—	$—	$8,913,652

Aerospace & Defense	59,250,902	—	—	59,250,902

Agricultural Products	16,392,184	—	—	16,392,184

Air Freight & Logistics	17,952,447	—	—	17,952,447

Apparel, Accessories & Luxury Goods	7,400,179	—	—	7,400,179

Apparel Retail	6,114,801	—	—	6,114,801

Application Software	8,673,444	—	—	8,673,444

Building Products	2,632,047	—	—	2,632,047

Communications Equipment	18,136,006	—	—	18,136,006

Construction & Engineering	21,317,784	—	—	21,317,784

Data Processing & Outsourced Services	7,115,424	—	—	7,115,424

Diversified Commercial & Professional Services	8,548,208	—	—	8,548,208

Diversified Metals & Mining	5,496,428	—	—	5,496,428

Electric Utilities	8,620,984	—	—	8,620,984

Electrical Components & Equipment	7,794,036	—	—	7,794,036

Electronic Equipment Manufacturers	19,964,742	—	—	19,964,742

Electronic Manufacturing Services	5,486,628	—	—	5,486,628

Gas Utilities	6,553,071	—	—	6,553,071

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Common Stocks (continued)
Health Care Distributors	$15,807,333	$—	$—	$15,807,333

Health Care Equipment	4,819,591	—	—	4,819,591

Health Care Facilities	25,074,843	—	—	25,074,843

Health Care Services	8,474,700	—	—	8,474,700

Household Appliances	6,677,080	—	—	6,677,080

Household Products	11,789,401	—	—	11,789,401

Industrial Machinery	4,744,089	—	—	4,744,089

IT Consulting & Other Services	56,220,020	—	—	56,220,020

Leisure Products	7,622,161	—	—	7,622,161

Life & Health Insurance	13,755,500	—	—	13,755,500

Life Sciences Tools & Services	11,108,044	—	—	11,108,044

Metal & Glass Containers	16,372,492	—	—	16,372,492

Multi-Utilities	9,229,725	—	—	9,229,725

Office Electronics	9,143,718	—	—	9,143,718

Oil & Gas Equipment & Services	14,604,728	—	—	14,604,728

Paper Packaging	11,271,676	—	—	11,271,676

Personal Products	14,620,732	—	—	14,620,732

Pharmaceuticals	17,169,247	—	—	17,169,247

Property & Casualty Insurance	47,791,782	—	—	47,791,782

Publishing	5,678,802	—	—	5,678,802

Van Kampen Small Cap Value Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Common Stocks (continued)
Real Estate Development	$7,723,684	$—	$—	$7,723,684

Regional Banks	12,736,520	—	—	12,736,520

Reinsurance	39,417,337	—	—	39,417,337

Restaurants	11,279,350	—	—	11,279,350

Security & Alarm Services	6,038,400	—	—	6,038,400

Semiconductors	9,189,175	—	—	9,189,175

Soft Drinks	5,908,100	—	—	5,908,100

Specialized REIT’s	12,012,384	—	—	12,012,384

Specialty Chemicals	18,597,361	—	—	18,597,361

Thrifts & Mortgage Finance	11,432,281	—	—	11,432,281

Wireless Telecommunication Services	16,571,040	—	—	16,571,040

Convertible Corporate Obligations	—	6,843,870	—	6,843,870

Repurchase Agreements	—	35,835,000	—	35,835,000

Total Investments in an Asset Position	$699,244,263	$42,678,870	$—	$741,923,133

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Alternative Carriers 0.6%
Colt Telecom Group SA (Luxembourg) (a)	335,590	$711,594

Construction & Engineering 3.2%
EMCOR Group, Inc. (a)	92,703	2,493,711
KBR, Inc.	85,553	1,625,507

		4,119,218

Electric Utilities 41.8%
Acciona SA (Spain)	4,301	558,620
American Electric Power Co., Inc.	213,828	7,439,076
Duke Energy Corp.	273,554	4,707,864
Edison International, Inc.	84,719	2,946,527
Enel SpA (Italy)	531,861	3,088,470
Entergy Corp.	36,969	3,025,543
Equatorial Energia SA (Brazil)	60,378	622,698
Exelon Corp.	206,924	10,112,376
FirstEnergy Corp.	133,943	6,221,652
FPL Group, Inc.	85,038	4,491,707
PPL Corp.	30,578	987,975
Progress Energy, Inc.	91,398	3,748,232
Southern Co.	183,819	6,124,849

		54,075,589

Gas Utilities 5.7%
AGL Resources, Inc.	12,163	443,585
Atmos Energy Corp.	59,807	1,758,326
Nicor, Inc.	46,250	1,947,125
UGI Corp.	133,186	3,221,769

		7,370,805

Independent Power Producers & Energy Traders 7.3%
AES Corp. (a)	106,994	1,424,090

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Independent Power Producers & Energy Traders (continued)
Calpine Corp. (a)	58,854	$647,394
Constellation Energy Group, Inc.	99,407	3,496,144
Drax Group PLC (United Kingdom)	192,217	1,286,732
Dynegy, Inc., Class A (a)	124,168	224,744
International Power PLC (United Kingdom)	87,733	434,086
NRG Energy, Inc. (a)	81,786	1,930,968

		9,444,158

Integrated Telecommunication Services 3.3%
AT&T, Inc.	9,219	258,408
CenturyTel, Inc.	39,463	1,428,955
Nippon Telegraph & Telephone Corp. (NTT) (Japan)	17,881	703,350
Qwest Communications International, Inc.	303,389	1,277,268
Verizon Communications, Inc.	18,871	625,196

		4,293,177

Multi-Utilities 33.3%
Ameren Corp.	45,648	1,275,862
Black Hills Corp.	38,939	1,036,946
Consolidated Edison, Inc.	135,478	6,154,765
Dominion Resources, Inc.	155,050	6,034,546
DTE Energy Co.	129,833	5,659,420
Integrys Energy Group, Inc.	15,967	670,454
NiSource, Inc.	197,589	3,038,919
PG&E Corp.	161,929	7,230,130
Public Service Enterprise Group, Inc.	216,233	7,189,747
Sempra Energy	52,454	2,936,375
TECO Energy, Inc.	39,630	642,799
Xcel Energy, Inc.	53,394	1,133,021

		43,002,984

Water Utilities 0.9%
Compannia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil) (a)	58,065	1,138,593

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services 1.0%
MTN Group Ltd. (South Africa)	83,212	$1,323,850

Total Common Stocks 97.1%		125,479,968

Preferred Stocks 1.2%
Electric Utilities 1.2%
Eletropaulo Metropolitana SA, Class B (Brazil)	81,555	1,604,876

Investment Company 0.8%
Integrated Telecommunications Services 0.8%
Bell Alliant Regional Communications Income Fund (Canada)	39,201	1,050,633

Total Long-Term Investments 99.1% (Cost $129,052,165)		128,135,477

Repurchase Agreements 0.9%
Banc of America Securities ($438,526 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $438,527)		438,526
JPMorgan Chase & Co. ($710,645 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $710,645)		710,645
State Street Bank & Trust Co. ($14,829 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $14,829)		14,829

Total Repurchase Agreements 0.9% (Cost $1,164,000)		1,164,000

Total Investments 100.0% (Cost $130,216,165)		129,299,477

Foreign Currency 0.0% (Cost $8,792)		8,818

Liabilities in Excess of Other Assets 0.0%		(40,673)

Net Assets 100.0%		$129,267,622

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $11,472,869.
(a)	Non-income producing security.

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
Forward foreign currency contracts outstanding as of December 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Hong Kong Dollar
6,999,060 expiring 01/14/10	US$	$902,767	$(244)

Japanese Yen
277,156,682 expiring 01/14/10	US$	2,975,999	(114,509)

South African Rand
21,131 expiring 01/14/10	US$	2,858	37

Turkish Lira
1,047,304 expiring 01/14/10	US$	700,435	9,601

Total Long Contracts			$(105,115)

Short Contracts:
Brazil Real
3,685,803 expiring 01/14/10	US$	2,112,956	(10,490)
2,147,822 expiring 01/14/10	US$	1,231,279	(16,104)

			(26,594)

Canadian Dollar
1,005,347 expiring 01/14/10	US$	961,282	(13,479)

Euro
2,369,611 expiring 01/14/10	US$	3,396,929	45,548

Hong Kong Dollar
6,999,060 expiring 01/14/10	US$	902,767	123

Japanese Yen
344,042,019 expiring 01/14/10	US$	3,694,187	136,163

Pound Sterling
949,992 expiring 01/14/10	US$	1,534,351	11,438
505,563 expiring 01/14/10	US$	816,545	4,304

			$15,742

South African Rand
9,250,287 expiring 01/14/10	US$	1,251,300	(13,803)

Turkish Lira
1,047,304 expiring 01/14/10	US$	700,435	(11,610)

Total Short Contracts			$132,090

Total Forward Foreign Currency Contracts			$26,975

Van Kampen Utility Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are valued by an independent pricing service using the mean of the last reported bid and asked prices. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in an Asset Position
Common Stocks and Preferred Stock
Alternative Carriers	$—	$711,594	$—	$711,594
Construction & Engineering	4,119,218	—	—	4,119,218
Electric Utilities	49,805,801	5,874,664	—	55,680,465
Gas Utilities	7,370,805	—	—	7,370,805
Independent Power Producers & Energy Traders	7,723,340	1,720,818	—	9,444,158
Integrated Telecommunication Services	4,640,460	703,350	—	5,343,810
Multi-Utilities	43,002,984	—	—	43,002,984
Water Utilities	—	1,138,593	—	1,138,593
Wireless Telecommunication Services	—	1,323,850	—	1,323,850
Repurchase Agreements	—	1,164,000	—	1,164,000
Forward Foreign Currency Contracts	—	207,214		207,214

Total Investments in an Asset Position	116,662,608	12,844,083	—	129,506,691

Investments in a Liability Position
Forward Foreign Currency Contracts	—	(180,239)	—	(180,239)

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.9%
Aluminum 1.2%
Alcoa, Inc.	91,800	$1,479,816

Apparel, Accessories & Luxury Goods 3.8%
Hanesbrands, Inc. (a)	191,000	4,605,010

Asset Management & Custody Banks 1.6%
Bank of New York Mellon Corp.	70,683	1,977,003

Broadcasting & Cable TV 4.1%
Comcast Corp., Class A	293,368	4,946,184

Broadcasting — Diversified 0.9%
Time Warner Cable, Inc.	27,309	1,130,320

Communications Equipment 1.3%
Cisco Systems, Inc. (a)	63,300	1,515,402

Computer Hardware 0.9%
Dell, Inc. (a)	78,819	1,131,841

Department Stores 2.4%
Macy’s, Inc.	173,410	2,906,352

Diversified Banks 1.1%
Wells Fargo & Co.	49,600	1,338,704

Drug Retail 1.2%
CVS Caremark Corp.	45,000	1,449,450

Electrical Components & Equipment 0.8%
Emerson Electric Co.	22,500	958,500

Electronic Equipment Manufacturers 1.2%
Cognex Corp.	85,000	1,506,200

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Distributors 1.0%
Cardinal Health, Inc.	35,600	$1,147,744

Household Products 1.2%
Procter & Gamble Co.	23,300	1,412,679

Hypermarkets & Super Centers 2.2%
Wal-Mart Stores, Inc.	48,500	2,592,325

Industrial Conglomerates 1.2%
General Electric Co.	93,300	1,411,629

Integrated Oil & Gas 6.3%
BP PLC — ADR (United Kingdom)	23,500	1,362,295
Chevron Corp.	33,700	2,594,563
ConocoPhillips	43,000	2,196,010
Total SA — ADR (France)	22,400	1,434,496

		7,587,364

Integrated Telecommunication Services 4.1%
AT&T, Inc.	71,100	1,992,933
Verizon Communications, Inc.	87,900	2,912,127

		4,905,060

Internet Software & Services 2.9%
eBay, Inc. (a)	147,400	3,469,796

Life & Health Insurance 2.5%
MetLife, Inc.	51,900	1,834,665
Torchmark Corp.	26,600	1,169,070

		3,003,735

Managed Health Care 1.3%
UnitedHealth Group, Inc.	51,100	1,557,528

Movies & Entertainment 4.8%
Time Warner, Inc.	54,000	1,573,560

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Movies & Entertainment (continued)
Viacom, Inc., Class B (a)	142,200	$4,227,606

		5,801,166

Oil & Gas Equipment & Services 1.6%
Halliburton Co.	66,100	1,988,949

Other Diversified Financial Services 2.0%
Bank of America Corp.	160,900	2,423,154

Packaged Foods & Meats 3.5%
Cadbury PLC — ADR (United Kingdom)	11,428	588,701
Kraft Foods, Inc., Class A	58,500	1,590,030
Unilever NV (Netherlands)	61,700	1,994,761

		4,173,492

Paper Products 6.5%
International Paper Co.	133,332	3,570,631
MeadWestvaco Corp.	148,700	4,257,281

		7,827,912

Pharmaceuticals 7.3%
Abbott Laboratories	16,500	890,835
Bristol-Myers Squibb Co.	78,173	1,973,868
Eli Lilly & Co.	22,600	807,046
Mead Johnson Nutrition Co.	2,984	130,401
Merck & Co., Inc.	76,412	2,792,094
Pfizer, Inc.	119,745	2,178,162

		8,772,406

Property & Casualty Insurance 14.4%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	80,100	3,690,207
Aspen Insurance Holdings Ltd. (Bermuda)	233,000	5,929,850
Chubb Corp.	96,000	4,721,280
Travelers Cos., Inc.	59,900	2,986,614

		17,327,951

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Reinsurance 4.3%
Flagstone Reinsurance Holdings Ltd. (Bermuda)	477,000	$5,218,380

Semiconductors 1.4%
Intel Corp.	83,900	1,711,560

Soft Drinks 2.2%
Coca-Cola Co.	30,400	1,732,800
Dr. Pepper Snapple Group, Inc.	31,896	902,657

		2,635,457

Wireless Telecommunication Services 0.7%
Vodafone Group PLC — ADR (United Kingdom)	35,700	824,313

Total Common Stocks 91.9%		110,737,382

Convertible Preferred Stock 0.2%
Other Diversified Financial Services 0.2%
Bank of America Corp., 10.000%	19,000	283,480

Total Long-Term Investments 92.1% (Cost $111,719,270)		111,020,862

Repurchase Agreements 8.3%
Banc of America Securities ($3,750,453 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $3,750,457)		3,750,453
JPMorgan Chase & Co. ($6,077,724 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $6,077,724)		6,077,724

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($126,823 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $126,823)	126,823

Total Repurchase Agreements 8.3% (Cost $9,955,000)	9,955,000

Total Investments 100.4% (Cost $121,674,270)	120,975,862

Liabilities in Excess of Other Assets (0.4%)	(444,389)

Net Assets 100.0%	$120,531,473

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued
tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Events	Inputs	Total

Investments in an Asset Position
Common Stocks
Aluminum	$1,479,816	$—	$—	$1,479,816
Apparel, Accessories & Luxury Goods	4,605,010	—	—	4,605,010
Asset Management & Custody Banks	1,977,003	—	—	1,977,003
Broadcasting & Cable TV	4,946,184	—	—	4,946,184
Broadcasting — Diversified	1,130,320	—	—	1,130,320
Communications Equipment	1,515,402	—	—	1,515,402
Computer Hardware	1,131,841	—	—	1,131,841
Department Stores	2,906,352	—	—	2,906,352
Diversified Banks	1,338,704	—	—	1,338,704
Drug Retail	1,449,450	—	—	1,449,450
Electrical Components & Equipment	958,500	—	—	958,500
Electronic Equipment Manufacturers	1,506,200	—	—	1,506,200

Van Kampen Value Opportunities Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Events	Inputs	Total

Health Care Distributors	$1,147,744	$—	$—	$1,147,744
Household Products	1,412,679	—	—	1,412,679
Hypermarkets & Super Centers	2,592,325	—	—	2,592,325
Industrial Conglomerates	1,411,629	—	—	1,411,629
Integrated Oil & Gas	7,587,364	—	—	7,587,364
Integrated Telecommunication Services	4,905,060	—	—	4,905,060
Internet Software & Services	3,469,796	—	—	3,469,796
Life & Health Insurance	3,003,735	—	—	3,003,735
Managed Health Care	1,557,528	—	—	1,557,528
Movies & Entertainment	5,801,166	—	—	5,801,166
Oil & Gas Equipment & Services	1,988,949	—	—	1,988,949
Other Diversified Financial Services	2,423,154	—	—	2,423,154
Packaged Foods & Meats	3,584,791	588,701	—	4,173,492
Paper Products	7,827,912	—	—	7,827,912
Pharmaceuticals	8,772,406	—	—	8,772,406
Property & Casualty Insurance	17,327,951	—	—	17,327,951
Reinsurance	5,218,380	—	—	5,218,380
Semiconductors	1,711,560	—	—	1,711,560
Soft Drinks	2,635,457	—	—	2,635,457
Wireless Telecommunication Services	824,313	—	—	824,313
Convertible Preferred Stock
Other Diversified Financial Services	283,480	—	—	283,480
Repurchase Agreements	—	9,955,000	—	9,955,000

Total Investments in an Asset Position	$110,432,161	$10,543,701	$—	$120,975,862

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments — December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 98.8%
Affiliated Funds 89.8%
Van Kampen American Value Fund, Class I	170,126	$3,819,322
Van Kampen Capital Growth Fund, Class I (a)	563,861	6,388,539
Van Kampen Comstock Fund, Class I	370,339	5,110,681
Van Kampen Corporate Bond Fund, Class I	4,345,423	28,288,705
Van Kampen Emerging Markets Fund, Class I (a)	272,655	3,890,782
Van Kampen Government Securities Fund, Class I	2,180,603	20,519,476
Van Kampen Growth and Income Fund, Class I	369,014	6,380,258
Van Kampen Harbor Fund, Class I	251,863	3,845,947
Van Kampen High Yield Fund, Class I	409,739	3,843,354
Van Kampen International Growth Fund, Class I	636,763	10,226,412
Van Kampen Limited Duration Fund, Class I (b)	1,139,698	10,291,473
Van Kampen Mid Cap Growth Fund, Class I (a)	107,681	2,546,647
Van Kampen Real Estate Securities Fund, Class I	267,190	3,791,430
Van Kampen US Mortgage Fund, Class I	503,061	6,434,154

		115,377,180

Unaffiliated Funds 9.0%
iShares Barclays 1-3 Year Treasury Bond Fund	31,000	2,571,450
iShares Barclays Aggregate Bond Fund	25,000	2,579,750
iShares MSCI Japan Index Fund	129,700	1,263,278
ProShares Short S&P 500 (a)	74,000	3,889,440
ProShares UltraShort Financials (a)	53,600	1,298,192

		11,602,110

Total Long-Term Investments 98.8% (Cost $114,249,032)		126,979,290

Repurchase Agreements 1.3%
Banc of America Securities ($637,445 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $637,446)		637,445
JPMorgan Chase & Co. ($1,032,999 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $1,032,999)		1,032,999

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($21,556 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $21,556)	$21,556

Total Repurchase Agreements 1.3% (Cost $1,692,000)	1,692,000

Total Investments 100.1% (Cost $115,941,032)	128,671,290

Liabilities in Excess of Other Assets (0.1%)	(66,037)

Net Assets 100.0%	$128,605,253

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.

(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2009, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Van Kampen Limited Duration Fund, Class I	9.07%

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$115,377,180	$—	$—	$115,377,180
Unaffiliated Funds	11,602,110	—	—	11,602,110

Repurchase Agreements	—	1,692,000	—	1,692,000

Total Investments in an Asset Position	$126,979,290	$1,692,000	—	$128,671,290

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments — December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 98.4%
Affiliated Funds 91.5%
Van Kampen Capital Growth Fund, Class I (a)	2,179,539	$24,694,178
Van Kampen Comstock Fund, Class I	1,192,916	16,462,240
Van Kampen Corporate Bond Fund, Class I	2,035,955	13,254,070
Van Kampen Emerging Markets Fund, Class I (a)	1,171,009	16,710,299
Van Kampen Growth and Income Fund, Class I	570,553	9,864,856
Van Kampen High Yield Fund, Class I	1,055,892	9,904,263
Van Kampen International Growth Fund, Class I	2,051,149	32,941,445
Van Kampen Limited Duration Fund, Class I	183,557	1,657,519
Van Kampen Mid Cap Growth Fund, Class I (a)	763,088	18,047,039
Van Kampen Real Estate Securities Fund, Class I	344,264	4,885,110
Van Kampen US Mortgage Fund, Class I	259,269	3,316,053

		151,737,072

Unaffiliated Funds 6.9%
iShares Barclays Aggregate Bond Fund	32,200	3,322,718
iShares MSCI Japan Index Fund	501,324	4,882,896
SPDR Trust Series 1	29,500	3,287,480

		11,493,094

Total Long-Term Investments 98.4% (Cost $147,649,400)		163,230,166

Repurchase Agreements 1.6%
Banc of America Securities ($970,484 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $970,485)		970,484
JPMorgan Chase & Co. ($1,572,699 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $1,572,699)		1,572,699

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($32,817 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $32,817)	$32,817

Total Repurchase Agreements 1.6% (Cost $2,576,000)	2,576,000

Total Investments 100.0% (Cost $150,225,400)	165,806,166

Other Assets in Excess of Liabilities 0.0%	50,224

Net Assets 100.0%	$165,856,390

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$151,737,072	$—	$—	$151,737,072
Unaffiliated Funds	11,493,094	—	—	11,493,094
Repurchase Agreements	—	2,576,000	—	2,576,000

Total Investments in an Asset Position	$163,230,166	$2,576,000	$—	$165,806,166

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments — December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 98.8%
Affiliated Funds 89.9%
Van Kampen Capital Growth Fund, Class I (a)	2,239,526	$25,373,833
Van Kampen Comstock Fund, Class I	1,287,039	17,761,143
Van Kampen Corporate Bond Fund, Class I	4,707,025	30,642,735
Van Kampen Emerging Markets Fund, Class I (a)	1,263,418	18,028,972
Van Kampen Government Securities Fund, Class I	2,977,151	28,014,995
Van Kampen Growth and Income Fund, Class I	439,691	7,602,259
Van Kampen High Yield Fund, Class I	1,356,132	12,720,521
Van Kampen International Growth Fund, Class I	2,528,993	40,615,622
Van Kampen Limited Duration Fund, Class I (b)	1,697,481	15,328,253
Van Kampen Mid Cap Growth Fund, Class I (a)	641,507	15,171,648
Van Kampen Real Estate Securities Fund, Class I	353,740	5,019,568
Van Kampen US Mortgage Fund, Class I	999,014	12,777,392

		229,056,941

Unaffiliated Funds 8.9%
iShares Dow Jones Select Dividend Index Fund	114,700	5,036,477
iShares MSCI Japan Index Fund	515,146	5,017,522
SPDR S&P Dividend ETF Ser TR	109,000	5,041,250
SPDR Trust Series 1	68,100	7,589,064

		22,684,313

Total Long-Term Investments 98.8% (Cost $226,171,465)		251,741,254

Repurchase Agreements 1.2%
Banc of America Securities ($1,134,366 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $1,134,367)		1,134,366
JPMorgan Chase & Co. ($1,838,275 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $1,838,275)		1,838,275

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($38,359 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $38,359)	$38,359

Total Repurchase Agreements 1.2% (Cost $3,011,000)	3,011,000

Total Investments 100.0% (Cost $229,182,465)	254,752,254

Other Assets in Excess of Liabilities 0.0%	53,389

Net Assets 100.0%	$254,805,643

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2009, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held
|
Van Kampen Limited Duration Fund, Class I	13.51%

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments — December 31, 2009 (Unaudited) continued
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$229,056,941	$—	$—	$229,056,941
Unaffiliated Funds	22,684,313	—	—	22,684,313
Repurchase Agreements	—	3,011,000	—	3,011,000

Total Investments in an Asset Position	$251,741,254	$3,011,000	$—	$254,752,254

Van Kampen Core Equity Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.1%
Aerospace & Defense 5.1%
Boeing Co.	8,740	$473,096
L-3 Communications Holdings, Inc.	5,690	494,745
Raytheon Co.	9,490	488,925
United Technologies Corp.	10,000	694,100

		2,150,866

Apparel, Accessories & Luxury Goods 1.5%
VF Corp.	8,820	645,977

Apparel Retail 3.2%
Gap, Inc.	29,440	616,768
Guess?, Inc.	17,210	727,983

		1,344,751

Biotechnology 1.7%
Amgen, Inc. (a)	13,060	738,804

Communications Equipment 1.5%
Corning, Inc.	32,470	626,996

Computer Hardware 7.6%
Apple, Inc. (a)	5,280	1,113,341
Hewlett-Packard Co.	18,890	973,024
IBM Corp.	8,850	1,158,465

		3,244,830

Construction & Engineering 1.1%
Fluor Corp.	10,090	454,454

Data Processing & Outsourced Services 1.4%
Computer Sciences Corp. (a)	10,540	606,366

Diversified Banks 2.0%
Wells Fargo & Co.	32,230	869,888

1

Van Kampen Core Equity Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc. (a)	9,230	$741,077

Drug Retail 1.5%
CVS Caremark Corp.	19,790	637,436

General Merchandise Stores 1.5%
Target Corp.	12,830	620,587

Home Improvement Retail 1.3%
Sherwin-Williams Co.	9,130	562,864

Hotels, Resorts & Cruise Lines 1.2%
Royal Caribbean Cruises Ltd. (Liberia) (a)	20,700	523,296

Household Appliances 1.0%
Whirlpool Corp.	5,310	428,305

Household Products 1.7%
Kimberly-Clark Corp.	11,660	742,859

Independent Power Producers & Energy Traders 1.2%
NRG Energy, Inc. (a)	21,670	511,629

Industrial Conglomerates 2.3%
General Electric Co.	63,810	965,445

Integrated Oil & Gas 8.6%
Chevron Corp.	16,120	1,241,079
ConocoPhillips	17,040	870,233
Marathon Oil Corp.	19,860	620,029

Occidental Petroleum Corp.	11,540	938,779

		3,670,120

Integrated Telecommunication Services 2.5%
AT&T, Inc.	37,200	1,042,716

2

Van Kampen Core Equity Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Internet Software & Services 2.1%
Google, Inc., Class A (a)	1,449	$898,351

Investment Banking & Brokerage 2.2%
Goldman Sachs Group, Inc.	5,570	940,439

Leisure Products 1.5%
Mattel, Inc.	32,390	647,152

Life & Health Insurance 3.1%
Aflac, Inc.	14,050	649,812
MetLife, Inc.	18,940	669,529

		1,319,341

Managed Health Care 3.2%
UnitedHealth Group, Inc.	23,280	709,574
WellPoint, Inc. (a)	11,410	665,089

		1,374,663

Multi-Utilities 2.8%
Public Service Enterprise Group, Inc.	17,650	586,863
Sempra Energy	10,480	586,670

		1,173,533

Office Services & Supplies 1.1%
Pitney Bowes, Inc.	21,180	482,057

Oil & Gas Drilling 1.3%
Transocean Ltd. (Switzerland) (a)	6,670	552,276

Oil & Gas Exploration & Production 1.8%
Apache Corp.	7,560	779,965

Other Diversified Financial Services 2.8%
JPMorgan Chase & Co.	28,260	1,177,594

Paper Products 1.8%
International Paper Co.	28,640	766,979

3

Van Kampen Core Equity Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals 7.9%
Bristol-Myers Squibb Co.	27,470	$693,617
Merck & Co., Inc.	27,140	991,696
Pfizer, Inc.	62,180	1,131,054
Watson Pharmaceuticals, Inc. (a)	13,330	528,001

		3,344,368

Property & Casualty Insurance 2.3%
ACE Ltd. (Switzerland) (a)	7,000	352,800
Travelers Cos., Inc.	12,840	640,202

		993,002

Railroads 2.0%
CSX Corp.	17,630	854,879

Restaurants 1.6%
McDonald’s Corp.	11,140	695,582

Semiconductors 2.1%
Intel Corp.	43,910	895,764

Specialty Chemicals 1.4%
Lubrizol Corp.	7,870	574,116

Systems Software 3.2%
Microsoft Corp.	44,840	1,367,172

Tobacco 4.3%
Altria Group, Inc.	41,430	813,271
Philip Morris International, Inc.	21,030	1,013,436

		1,826,707

Total Long-Term Investments 98.1% (Cost $35,671,151)		41,793,206

4

Van Kampen Core Equity Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 2.0%
Banc of America Securities ($330,778 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $330,779)	$330,778
JPMorgan Chase & Co. ($536,036 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $536,036)	536,036
State Street Bank & Trust Co. ($11,186 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $11,186)	11,186

Total Repurchase Agreements 2.0% (Cost $878,000)	878,000

Total Investments 100.1% (Cost $36,549,151)	42,671,206

Liabilities in Excess of Other Assets (0.1%)	(63,050)

Net Assets 100.0%	$42,608,156

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$2,150,866	$—	$—	$2,150,866
Apparel, Accessories & Luxury Goods	645,977	—	—	645,977
Apparel Retail	1,344,751	—	—	1,344,751
Biotechnology	738,804	—	—	738,804
Communications Equipment	626,996	—	—	626,996
Computer Hardware	3,244,830	—	—	3,244,830

5

Van Kampen Core Equity Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Construction & Engineering	$454,454	$—	$—	$454,454
Data Processing & Outsourced Services	606,366	—	—	606,366
Diversified Banks	869,888	—	—	869,888
Diversified Metals & Mining	741,077	—	—	741,077
Drug Retail	637,436	—	—	637,436
General Merchandise Stores	620,587	—	—	620,587
Home Improvement Retail	562,864	—	—	562,864
Hotels, Resorts & Cruise Lines	523,296	—	—	523,296
Household Appliances	428,305	—	—	428,305
Household Products	742,859	—	—	742,859
Independent Power Producers & Energy Traders	511,629	—	—	511,629
Industrial Conglomerates	965,445	—	—	965,445
Integrated Oil & Gas	3,670,120	—	—	3,670,120
Integrated Telecommunication Services	1,042,716	—	—	1,042,716
Internet Software & Services	898,351	—	—	898,351
Investment Banking & Brokerage	940,439	—	—	940,439
Leisure Products	647,152	—	—	647,152
Life & Health Insurance	1,319,341	—	—	1,319,341
Managed Health Care	1,374,663	—	—	1,374,663
Multi-Utilities	1,173,533	—	—	1,173,533
Office Services & Supplies	482,057	—	—	482,057
Oil & Gas Drilling	552,276	—	—	552,276
Oil & Gas Exploration & Production	779,965	—	—	779,965
Other Diversified Financial Services	1,177,594	—	—	1,177,594
Paper Products	766,979	—	—	766,979
Pharmaceuticals	3,344,368	—	—	3,344,368
Property & Casualty Insurance	993,002	—	—	993,002
Railroads	854,879	—	—	854,879
Restaurants	695,582	—	—	695,582
Semiconductors	895,764	—	—	895,764
Specialty Chemicals	574,116	—	—	574,116
Systems Software	1,367,172	—	—	1,367,172
Tobacco	1,826,707	—	—	1,826,707
Repurchase Agreements	—	878,000	—	878,000

Total Investments in an Asset Position	$41,793,206	$878,000	$—	$42,671,206

6

Van Kampen Global Growth Fund
Portfolio of Investments • December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.8%

Australia 1.3%
Prime Infrastructure Group	44,249	$163,836

Brazil 8.2%
BM&F BOVESPA SA	34,160	237,407
Brookfield Incorporacoes SA	140,836	624,310
Cielo SA	18,521	161,422

		1,023,139

Canada 5.1%
Brookfield Asset Management, Inc., Class A	16,498	365,926
Ultra Petroleum Corp. (a)	5,592	278,817

		644,743

Cayman Islands 23.4%
Baidu, Inc. — ADR (a)	992	407,940
Ctrip.com International Ltd. — ADR (a)	3,805	273,427
Greenlight Capital Re Ltd., Class A (a)	11,268	265,587
Mindray Medical International Ltd., Class A — ADR	9,820	333,094
Minth Group Ltd.	487,800	715,099
New Oriental Education & Technology Group, Inc. — ADR (a)	6,850	517,929
Tencent Holdings Ltd.	11,900	256,474
Wynn Macau Ltd. (a)	127,200	154,865

		2,924,415

China 4.7%
China Merchants Holdings International Co., Ltd.	181,130	583,507

Denmark 4.5%
DSV A/S (a)	31,709	568,872

Germany 2.0%
BASF SE	4,140	256,789

Van Kampen Global Growth Fund
Portfolio of Investments • December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

India 2.2%
ICICI Bank Ltd. — ADR	7,248	$273,322

Japan 5.2%
Nintendo Co., Ltd.	500	118,533
Universal Entertainment Corp.	43,200	537,511

		656,044

Mexico 1.4%
Cemex SAB de CV — ADR (a)	14,447	170,763

Switzerland 1.1%
Panalpina Welttransport Holding AG	2,079	132,349

United Kingdom 4.7%
British American Tobacco PLC — ADR	2,958	191,264
Diageo PLC — ADR	5,791	401,954

		593,218

United States 28.0%
Amazon.com, Inc. (a)	3,702	497,993
American Express Co.	3,656	148,141
Apple, Inc. (a)	2,400	506,064
Cisco Systems, Inc. (a)	5,442	130,282
Corning, Inc.	13,629	263,176
Google, Inc., Class A (a)	745	461,885
MasterCard, Inc., Class A	1,511	386,786
Monsanto Co.	5,644	461,397
Omnicom Group, Inc.	6,809	266,572
Philip Morris International, Inc.	4,147	199,844
Procter & Gamble Co.	2,913	176,615

		3,498,755

Total Long-Term Investments 91.8%
(Cost $10,159,117)		11,489,752

Van Kampen Global Growth Fund
Portfolio of Investments • December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements 8.8%
Banc of America Securities ($413,285 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $413,285)	$413,285
JPMorgan Chase & Co. ($669,740 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $669,740)	669,740
State Street Bank & Trust Co. ($13,975 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $13,975)	13,975

Total Repurchase Agreements 8.8%
(Cost $1,097,000)	1,097,000

Total Investments 100.6%
(Cost $11,256,117)	12,586,752

Foreign Currency 0.0%
(Cost $8)	8

Liabilities in Excess of Other Assets (0.6%)	(77,888)

Net Assets 100.0%	$12,508,872

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $4,510,974.

(a)	Non-income producing security.
ADR — American Depositary Receipt

Van Kampen Global Growth Fund
Portfolio of Investments • December 31, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Van Kampen Global Growth Fund
Portfolio of Investments • December 31, 2009 (Unaudited) continued

		Level 2
		Other	Level 3
	Level 1	Significant	Significant		Percent of
	Quoted	Observable	Unobservable		Net
Investments	Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position
Common Stocks
Advertising	$266,572	$—	$—	$266,572	2.1%
Air Freight & Logistics	—	132,349	—	132,349	1.1
Auto Parts & Equipment	—	715,099	—	715,099	5.7
Casinos & Gaming	—	154,865	—	154,865	1.2
Communications Equipment	393,458	—	—	393,458	3.1
Computer Hardware	506,064	—	—	506,064	4.1
Construction Materials	170,763	—	—	170,763	1.4
Consumer Finance	148,141	—	—	148,141	1.2
Data Processing & Outsourced Services	386,786	161,422	—	548,208	4.4
Distillers & Vintners	401,954	—	—	401,954	3.2
Diversified Banks	273,322	—	—	273,322	2.2
Diversified Chemicals	—	256,789	—	256,789	2.0
Education Services	517,929	—	—	517,929	4.1
Electric Utilities	—	163,836	—	163,836	1.3
Fertilizers & Agricultural Chemicals	461,397	—	—	461,397	3.7
Health Care Equipment	333,094	—	—	333,094	2.7
Home Entertainment Software	—	118,533	—	118,533	1.0

Van Kampen Global Growth Fund
Portfolio of Investments • December 31, 2009 (Unaudited) continued

		Level 2
		Other	Level 3
	Level 1	Significant	Significant		Percent of
	Quoted	Observable	Unobservable		Net
Investments	Prices	Inputs	Inputs	Total	Assets

Hotels, Resorts & Cruise Lines	273,427	—	—	273,427	2.2
Household Products	176,615	—	—	176,615	1.4
Internet Retail	497,993	—	—	497,993	4.0
Internet Software & Services	869,825	256,474	—	1,126,299	9.0
Leisure Products	—	537,511	—	537,511	4.3
Marine Ports & Services	—	583,507	—	583,507	4.7
Oil & Gas Exploration & Production	278,817	—	—	278,817	2.2
Other Diversified Financial Services	—	237,407	—	237,407	1.9
Real Estate Management & Development	365,926	624,310	—	990,236	7.9
Reinsurance	265,587	—	—	265,587	2.1
Tobacco	391,108	—	—	391,108	3.1
Trucking	—	568,872	—	568,872	4.5
Repurchase Agreements	—	1,097,000	—	1,097,000	8.8

Total Investments in an Asset Position	$6,978,778	$5,607,974	$—	$12,586,752	100.6%

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity Trust

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	February 18, 2010